Reconciliation to Form 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per Form 5500	$ 257,847,588	$ 212,462,674	$ 190,528,301
Certain deemed distributions of participant loans	563,959	338,059
Excess contributions refundable	0	(36,465)
Net assets available for benefits per financial statements	257,283,629	212,161,080
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Net Income (Loss)	45,122,549	21,624,799
Add: distributions from current year amounts deemed distributed	563,959	338,059
Less: distributions from prior year amounts deemed distributed	(338,059)	0
Add: excess contributions at beginning of year	36,465	7,980
Less: excess contributions at end of year	0	(36,465)
Increase in net assets available for benefits	$ 45,384,914	$ 21,934,373